Attorneys and Counselors at Law

Daniel H. April	Of Counsel
Patrick J. Dolan	David F. Cunningham
Megan H. Koehler

October 10, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust”) File Nos. 33-14905/811-05201 Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Trust, in accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify that the forms of the Prospectuses and Statements of Additional Information for the Thornburg Core Plus Bond Fund (Classes A, C, I, R3, R4, R5 and R6 shares) that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 151 to the Trust’s Registration Statement under the Securities Act and Amendment No. 167 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, which was filed electronically via EDGAR on September 29, 2023.

Please contact me with any questions.

Sincerely,

/s/ Megan H. Koehler

Megan H. Koehler

460 St. Michael’s Drive	E-mail: mkoehler@catchlaw.com	Tel.: (505) 988-2900
Suite 603	Web address: www.catchlaw.com	Extension 108
Santa Fe, New Mexico 87505		Fax: (505) 988-2901